Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule accrued expenses and other current liabilities
	December 31, 2019	December 31, 2018
Accrued payroll	$312,044	$133,448
Accrued rental fee	49,395	-
Accrued professional service fee	83,110	140,504
Dividends due to former shareholders of Zhejiang Jingyuxin (1)	170,781	-
Interest payable	-	24,164
Other current liabilities	95,535	-
	$710,865	$298,116